Related Party (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Proceeds from related party					$ 451	$ 1,195
Repayment of related party			$ 596	$ 319	1,605	910
Interest expense	$ 226	$ 350	456	704	1,231	1,505
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense	0	$ 14	2	30	48	85
Related Party [Member] | Unsecured Convertible Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion shares							$ 3,000
Proceeds from related party					451	1,110
Repayment of related party			765	$ 319	1,605	910
Related Party [Member] | Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Outstanding balance, related party	0		0		765	$ 1,870
Founder and Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Convertible notes	$ 44,670		$ 44,670		$ 44,670